Share-Based Compensation - Schedule of Restricted Shares (Details) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Shares [Line Items]
Number of restricted shares, Outstanding at beginning	3,880,000	3,573,750
Weighted- Average Grant-Date Fair Value, Outstanding at beginning	$ 0.155	$ 0.457
Number of restricted shares, Outstanding at ending	25,905,000	3,880,000
Weighted- Average Grant-Date Fair Value, Outstanding at ending	$ 0.065	$ 0.155
Number of restricted shares, Granted	161,400,000	20,900,000
Weighted- Average Grant-Date Fair Value, Granted	$ 0.015	$ 0.037
Number of restricted shares, Vested	(139,375,000)	(20,593,750)
Weighted- Average Grant-Date Fair Value, Vested	$ 0.01	$ 0.087